SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		6 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended
	Jul. 31, 2012	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jul. 24, 2012	Aug. 30, 2012 Employee [Member]	Aug. 06, 2012 Employee [Member]	Aug. 30, 2012 New Employee [Member]	Aug. 06, 2012 New Employee [Member]	Jul. 31, 2012 Board of Directors Chairman [Member]	Jul. 03, 2012 Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining amount of investment for research and development activities under the second research and development funding arrangement					$ 6,000
Support received from investor under research and development funding arrangement	1,000	5,000	2,000
Amount of investment for research and development to be paid on or before December 31, 2012					$ 5,000
Stock options granted, number of shares						758,200		92,300		62,500
Exercise price of shares granted during period							$ 3.43		$ 3.43		$ 4.01
Maximum number of years for options to vest			PY4	P4Y		P1Y		P4Y		P1Y